Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Operating partnership units outstanding	9,200,001	1
Preferred stock, par value per share in dollars	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value in dollars	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	16,743,522	15,762,222
Common stock, shares outstanding	16,743,522	15,762,222